SIGNIFICANT ACCOUNTING POLICIES - Net revenues & Contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenues
Net revenues	$ 109,715	$ 182,283	$ 156,498
Contract liabilities
Prepayments from customers, current portion	4,145	5,904
Prepayments from customers, non-current portion	4,024	2,508
Deferred revenue, current portion	34,351	31,993
Deferred revenue, non-current portion	1,726	5,531
Revenue recognized related to contract liabilities that existed in previous year	28,000	29,000
Contract asset recorded	0	0
Services
Net revenues
Net revenues	103,073	166,183	139,216
Tuition fees from kindergartens, play-and-learn centers and student care centers
Net revenues
Net revenues	92,123	147,417	117,080
Franchise fees
Net revenues
Net revenues	9,065	12,269	14,365
Training and other services
Net revenues
Net revenues	1,632	6,156	7,161
Royalty fees
Net revenues
Net revenues	253	341	610
Products
Net revenues
Net revenues	6,642	16,100	17,282
Sale of educational merchandise
Net revenues
Net revenues	6,642	16,100	17,282
PRC
Net revenues
Net revenues	83,751	163,210	156,498
Singapore
Net revenues
Net revenues	25,964	19,073
Kindergartens | PRC
Net revenues
Net revenues	68,319	131,427	124,175
Play-and-learn centers | PRC
Net revenues
Net revenues	12,215	24,901	26,777
Singapore kindergartens, student care centers and others | Singapore
Net revenues
Net revenues	25,964	19,073	0
Others
Net revenues
Net revenues	$ 3,217	$ 6,882	$ 5,546